Intangible Assets, Net	6 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 7 – INTANGIBLE ASSETS, NET

Net intangible assets consisted of the following:

	As of December 31,	As of June 30,
	2020	2020
	(Unaudited)
Software	$230,059	$212,478
Land use right	2,324,996	2,147,318
Less: accumulated amortization	(316,849)	(254,993)
Intangible assets, net	$2,238,206	$2,104,803

Amortization expense was $39,319 and $20,803 for the six months ended December 31, 2020, respectively. In connection with the $7.7 million long-term loans borrowed from Dongguan Rural Commercial Bank, the Company’s subsidiary Meijia pledged its intangible assets of $1.4 million as the collateral to secure the loans (See Note 9)

Estimated future amortization expense is as follows:

Twelve months ending December 31,	Amortization expense
2021	$81,514
2022	81,514
2023	76,491
2024	65,583
Thereafter	1,933,104
Total	$2,238,206